October 7, 2026

Via EDGAR Transmission

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Tema ETF Trust, File Nos. 333-267188 and 811-23823

Ladies and Gentlemen:

On behalf of the Tema Actuator ETF, Tema CPU ETF, Tema Analog Semiconductor ETF, Tema MLCC ETF, Tema Physical AI ETF, Tema Semicap ETF, Tema Semiconductor Manufacturing ETF, and Tema Semiconductor Substrates ETF (the “Funds”), each a series of Tema ETF Trust (the “Registrant”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information for the Funds contained in Post-Effective Amendment No. 182 to the Registrant’s Registration Statement on Form N-1A, dated October 5, 2026 (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment; and (ii) the text of the Amendment with respect to the Funds was filed electronically with the Securities and Exchange Commission October 5, 2026, accession number 0001829126-26-010758.

If you have any questions, please do not hesitate to contact the undersigned at (202) 973-2727.

Very truly yours,

/s/ Bibb L. Strench
Bibb L. Strench